SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of change in non-cash working capital items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Inventories	$ (61,260,745)	$ (78,629,302)
Accounts receivable	(24,369,277)	(17,359,223)
Prepaid expenses	(940,816)	(4,407,403)
Trade and other payables	28,082,227	17,245,077
Net change in non-cash working capital items	(58,488,611)	(83,150,851)
Payables, acquisition of intangible assets	4,757,926	554,310	$ 0
Payables, acquisition of property, plant and equipment	$ 16,229,912	$ 8,797,575	$ 0